Tax - Summary of Reconciliation of The Fund's Statutory Income Tax Rate To The Fund's Effective Income Tax Rate (Details)	12 Months Ended
Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	6.52%
Permanent differences	192.61%
Temporary differences	0.91%
Valuation allowance	(221.04%)
Income tax provision/(benefit)	0.00%